Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000		¥ 2,000,000
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,432,154,262		3,390,154,264	3,385,143,738	3,355,065,938
Share capital	¥ 2,000,000		¥ 2,000,000
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		42,000,000
Class A Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,717,015,084		1,675,015,086
Share capital	¥ 1,000,000		¥ 1,000,000
Class B Ordinary Shares | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,715,139,178		1,715,139,178
Share capital	¥ 1,000,000		¥ 1,000,000